Segment information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Revenue	$ 65,620	$ 57,296
Canada
Disclosure of geographical areas [line items]
Revenue	3,410	3,090
United States
Disclosure of geographical areas [line items]
Revenue	43,403	40,660
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 18,807	$ 13,546